As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.1%
Event Drivena	9,396,870	86,930,441
Long/Short Equitya	21,645,277	153,984,500
Managed Futuresa	4,023,526	38,856,396
Market Neutrala	7,662,668	65,159,501
Relative Value - Long/Short Debta	11,772,695	104,226,024
Total Underlying Funds Trust (Cost $404,496,408)		$449,156,862
Money Market Funds - 0.7%
STIT - Liquid Assets Portfolio, 0.16%b	2,988,465	2,988,465
Total Money Market Funds (Cost $2,988,465)		2,988,465
Total Investments (Cost $407,484,873) - 99.8%		452,145,327
Other Assets in Excess of Liabilities - 0.2%		930,544
TOTAL NET ASSETS - 100.0%		$453,075,871

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of March 31, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.2%
Long/Short Equitya	13,607,051	$96,800,563
Total Underlying Funds Trust
(Cost $89,779,330)		$96,800,563
Money Market Funds - 0.8%
STIT - Liquid Assets Portfolio, 0.16%b	834,382	834,382
Total Money Market Funds (Cost $834,382)		834,382
Total Investments (Cost $90,613,712) - 99.8%		97,634,945
Liabilities in Excess of Other Assets - 0.0%		(15,223)
TOTAL NET ASSETS - 100.0%		$97,619,722

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of March 31, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.0%
Relative Value - Long Short Debta	5,856,876	$51,852,098
Total Underlying Funds Trust
(Cost $50,897,281)		$51,852,098
Money Market Funds - 1.0%
STIT - Liquid Assets Portfolio, 0.16%b	531,500	531,500
Total Money Market Funds (Cost $531,500)		531,500
Total Investments (Cost $51,428,781) - 100.0%		52,383,598
Liabilities in Excess of Other Assets - (0.0%)		(7,418)
TOTAL NET ASSETS - 100.0%		$52,376,180

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of March 31, 2012.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Shares	Value
Underlying Funds Trust - 99.3%
Event Drivena	836,359	$7,737,153
Long/Short Equitya	2,392,505	17,020,279
Market Neutrala	1,261,476	10,726,963
Relative Value - Long/Short Debta	1,546,030	13,687,315
Total Underlying Funds Trust (Cost $47,135,654)		$49,171,710
Money Market Funds - 0.7%
STIT - Liquid Assets Portfoliob, 0.16%	328,557	328,557
Total Money Market Funds (Cost $328,557)		328,557
Total Investments (Cost $47,464,211) - 100.0%		49,500,267
Other Assets in Excess of Liabilities - 0.0%		26,488
TOTAL NET ASSETS - 100.0%		$49,526,755

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Rate shown is the seven day yield as of March 31, 2012.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2012 (Unaudited)

1. Security Valuation

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●  Level 1 — Quoted prices in active markets for identical securities.
●  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$ -	$449,156,862	$ -	$449,156,862
Money Market Funds	2,988,465	-	-	2,988,465
Total Investments in Securities	$2,988,465	$449,156,862	$ -	$452,145,327
Long/Short Equity
Underlying Funds Trust	$ -	$96,800,563	$ -	$96,800,563
Money Market Funds	834,382	-	-	834,382
Total Investments in Securities	$834,382	$96,800,563	$ -	$97,634,945
Long/Short Debt
Underlying Funds Trust	$ -	$51,852,098	$ -	$51,852,098
Money Market Funds	531,500	-	-	531,500
Total Investments in Securities	$531,500	$51,852,098	$ -	$52,383,598
Hatteras Hedged Strategies
Underlying Funds Trust	$ -	$49,171,710	$ -	$49,171,710
Money Market Funds	328,557	-	-	328,557
Total Investments in Securities	$328,557	$49,171,710	$ -	$49,500,267

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their schedules of investments.

Hatteras Alternative Mutual Funds Trust
Notes to Schedule of Investments
March 31, 2012 (Unaudited)

2. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Hatteras Hedged Strategies

Cost of Investments	$410,419,909	$90,613,712	$51,428,781	$47,538,217
Gross tax unrealized appreciation	42,826,022	7,022,146	954,817	1,963,000
Gross tax unrealized depreciation	(1,100,604)	(913)	-	(950)
Net tax unrealized appreciation (depreciation)	$41,725,418	$7,021,233	$954,817	$1,962,050

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By /s/ David B. Perkins
            David B. Perkins, Chief Executive Officer

Date   May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David B. Perkins
            David B. Perkins, Chief Executive Officer

Date  May 25, 2012

By  /s/ Lance Baker
             Lance Baker, Treasurer and Chief Financial Officer

Date  May 25, 2012